Acquisition - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Hongchuangxin Acquisition [Member]
Schedule of Fair Value of the Identifiable assets Acquired and Liabilities Assumed [Line Items]
Total consideration for acquisition	$ 13,854,016
Assets acquired and liabilities assumed:
Cash acquired	47,073
Accounts receivable	1,048,422
Loan receivable	40,052
Prepayments, deposits and other current assets	650,632
Intangible assets, net	8,134,797
Accounts payable	(1,401,816)
Deferred revenue	(378,979)
Other current liabilities	(3,212)
Deferred tax liabilities	(2,033,699)
Total net assets acquired	6,103,270
Goodwill	7,750,746
Creation Intelligent Acquisition [Member]
Schedule of Fair Value of the Identifiable assets Acquired and Liabilities Assumed [Line Items]
Total consideration for acquisition	8,862,626
Assets acquired and liabilities assumed:
Cash acquired	8,924
Accounts receivable	79,999
Prepayments, deposits and other current assets	154,125
Right of use assets	37,899
Intangible assets, net	11,171,863
Accounts payable	(51,344)
Deferred revenue	(12,209)
Other current liabilities	(87,293)
Total net assets acquired	11,301,964
49% equity value with non-controlling interests	(5,244,823)
Goodwill	$ 2,805,485